UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-6108

Investors Municipal Cash Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 3/31

Date of reporting period: 12/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of December 31, 2005 (Unaudited)

Investors Michigan Municipal Cash Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 101.5%
Michigan 84.7%
ABN AMRO, Munitops Certificates Trust, Series 2003-3, 3.54% *, 1/1/2011 (a)	100,000	100,000
Comstock Park, MI, Public Schools, Series R-2178, 144A, 3.56% *, 5/1/2025 (a)	350,000	350,000
Detroit, MI, City School District, Series PT-1844, 144A, 3.54% *, 5/1/2011 (a)	80,000	80,000
Detroit, MI, Sewer Disposal Revenue, Series E, 3.0% *, 7/1/2031 (a)	225,000	225,000
Detroit, MI, Water Supply Systems, Series B-24, 144A, 3.54% *, 7/1/2026 (a)	100,000	100,000
Fremont, MI, Hospital Finance Authority, 3.6% *, 6/1/2020, Old Kent Bank (b)	40,000	40,000
Garden City, MI, Hospital Revenue, Series A, 3.56% *, 9/1/2026, First of America Bank (b)	135,000	135,000
Georgetown Township, MI, Economic Development Corp., Limited Obligation Revenue, Sunset Manor, Inc. Project, 3.53% *, 11/1/2019, LaSalle Bank NA (b)	50,000	50,000
Jackson County, MI, Economic Development Corp. Revenue, Spring Arbor College Project, 3.59% *, 12/1/2020, Comerica Bank (b)	170,000	170,000
Michigan, Housing Development Authority, Multi-Family Revenue, Courtyards of Taylor, Series A, 3.54% *, 8/15/2032	100,000	100,000
Michigan, Municipal Securities Trust Certificates, Series 9054, 144A, 3.58% *, 4/20/2011	380,000	380,000
Michigan, State Hospital Finance Authority Revenue, Covenamt Retirement, Series A, 3.53% *, 12/1/2029, LaSalle Bank NA (b)	30,000	30,000
Michigan, State Hospital Finance Authority Revenue, Crittenton Hospital Medical Center, Series B, 3.74% *, 3/1/2014, Comerica Bank (b)	65,000	65,000
Michigan, State Hospital Finance Authority Revenue, Hospital Equipment Loan Program, Series A, 3.53% *, 12/1/2023, National City Bank (b)	50,000	50,000
Michigan, State Housing Development Authority, Series A, AMT, 3.6% *, 6/1/2020 (a)	100,000	100,000
Michigan, State Housing Development Authority, Multi-Family Revenue, River Place Apartments, AMT, 3.54% *, 6/1/2018, Bank of New York (b)	330,000	330,000
Michigan, State University Revenues, 3.37% *, 2/15/2034	60,000	60,000
Michigan, Strategic Fund, Limited Obligation Revenue, Continental Aluminum Project, AMT, 3.68% *, 10/1/2015, Comerica Bank (b)	200,000	200,000
Michigan, Strategic Fund, Limited Obligation Revenue, Lapeer Technologies LLC, AMT, 3.68% *, 2/1/2020, JPMorgan Chase Bank (b)	160,000	160,000
Michigan, Strategic Fund, Limited Obligation Revenue, Merchants LLC Project, AMT, 3.65% *, 3/1/2030, National City Bank (b)	175,000	175,000
Michigan, University of Michigan Hospital Revenue:
3.17% , 3/3/2006	300,000	300,000
Series A, 3.75% *, 12/1/2019	150,000	150,000
Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Acme Manufacturing Co. Project, AMT, 3.68% *, 11/1/2023, JPMorgan Chase Bank (b)	75,000	75,000
Sterling Heights, MI, Economic Development Corp., Limited Obligation Revenue, Kunath Enterprises LLC Project, AMT, 3.68% *, 2/1/2016, JPMorgan Chase Bank (b)	200,000	200,000

		3,625,000
North Carolina 4.6%
Moore County, NC, Industrial Facilities & Pollution Control Finance Authority Revenue, Klaussner Industries Project, AMT, 3.62% *, 5/1/2010, Wachovia Bank NA (b)	200,000	200,000
Puerto Rico 2.8%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Central Facilities, Bristol-Myers Squibb Project, AMT, 3.55% *, 12/1/2030	120,000	120,000

Utah 4.7%
Salt Lake County, UT, Pollution Control Revenue, Service Station Holdings Project, 3.78% *, 2/1/2008	200,000	200,000
Washington 4.7%
Washington, Port of Seattle Revenue, AMT, 3.45% *, 9/1/2035, Fortis Bank (b)	100,000	100,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Cedar Ridge Retirement, Series A, AMT, 3.513% *, 10/1/2041, Wells Fargo Bank NA (b)	100,000	100,000

		200,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 4,345,000)	101.5	4,345,000
Other Assets and Liabilities, Net	(1.5)	(65,321)

Net Assets	100.0	4,279,679

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2005.

(a)		Bond is insured by one of these companies.

As a % of Total
Insurance Coverage	Investment Portfolio
Financial Guaranty Insurance Company	7.0
Financial Security Assurance, Inc.	8.1
MBIA Insurance Corporation	6.9

(b)	Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investors Michigan Municipal Cash Fund, a series of Investors Municipal Cash Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Investors Michigan Municipal Cash Fund, a series of Investors Municipal Cash Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 24, 2006